DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	$ 1.1	$ (2.4)	$ (13.9)	$ (10.2)	$ (7.7)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(3.5)	(1.7)	(2.1)	1.4	0.4
Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(3.7)	(1.9)	(9.7)	(1.8)	(1.4)
Interest Rate Contract Gains | Interest Expense | Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0.7	0.7	2.8	2.9	2.9
Commodity Contracts Losses | Cost of Sales | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(0.4)	(1.7)	(2.2)	1.4	0.4
Foreign Exchange Contract | Selling and Administrative Expenses | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ (3.1)	$ 0.0	$ 0.1	$ 0.0	$ 0.0